Consolidated Statements of Comprehensive Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Consolidated Statements of Earnings [Abstract]
Net sales	$ 71,633	$ 72,184	$ 67,420
Cost of sales	51,291	51,692	48,444
Gross Profit	20,342	20,492	18,976
Selling, general and administrative expenses	16,878	16,561	15,518
Gain on sale of business	0	434	0
Operating Income	3,464	4,365	3,458
Interest expense, net	(88)	(71)	(85)
Earnings Before Income Tax Provision	3,376	4,294	3,373
Income tax provision	1,249	1,580	1,282
Net Earnings	2,127	2,714	2,091
Other comprehensive income (loss), net of tax:
Reduction (addition) of postretirement liability	52	40	(61)
Comprehensive Income	$ 2,179	$ 2,754	$ 2,030
Net earnings per common share - basic	$ 2.43	$ 2.97	$ 2.13
Net earnings per common share - diluted	$ 2.42	$ 2.94	$ 2.12
Average shares outstanding	874.7	915.1	981.7
Dilutive effect of stock options	5.4	9.4	6.2
Average diluted shares	880.1	924.5	987.9